INITIAL PUBLIC OFFERING (Details) - $ / shares	Dec. 03, 2021	Feb. 12, 2021	Dec. 02, 2021
Common Class A [Member]
Number of shares issued	8,700,000
Foresight Acquisition Corp | Public Warrants
Exercise price (in dollars per share)		$ 1.03	$ 1.27
Foresight Acquisition Corp | Common Class A [Member] | Public Warrants
Stock conversion basis		Each Unit consists of one share of Class A common stock and one-third of one redeemable warrant (“Public Warrant”).
Shares issuable per warrant		1
Exercise price (in dollars per share)		$ 11.50
IPO [Member] | Foresight Acquisition Corp | Common Class A [Member]
Number of shares issued		31,625,000
Shares issued price per share		$ 10.00
Over-Allotment Option [Member] | Foresight Acquisition Corp | Common Class A [Member]
Number of shares issued		4,125,000